COMMITMENTS	12 Months Ended
Dec. 31, 2019
COMMITMENTS
COMMITMENTS

NOTE 21 – COMMITMENTS

The Company has entered into various purchase commitments amounting in the aggregate to approximately $48,532 as of December 31, 2019 (of which $10,344 corresponds to PP&E commitments), primarily related to the supply of switching equipment, external wiring, infrastructure agreements, inventory and other service agreements.